Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue
Summary of revenue

	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Non-surgical aesthetic medical services	334,248	482,285	474,874
Surgical aesthetic medical services	243,070	132,628	143,057
General healthcare services and other aesthetic medical services	68,275	55,178	64,656
	645,593	670,091	682,587